Related Parties - Narrative (Details) shares in Thousands, $ in Thousands					1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 22, 2025 USD ($)	Sep. 01, 2023 USD ($) shares	May 19, 2022 uSD_per_hour	May 18, 2022	Sep. 30, 2023 shares	Jun. 30, 2024 USD ($)	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jan. 01, 2025
Related Party Transaction [Line Items]
Liquidation performance participation fee, percentage of net proceeds in excess of adjusted capital								0.20
Accounts receivable, net							$ 23,755	$ 32,743	$ 27,103
Other noncurrent assets							$ 25,878	26,615	47,643
Earnout Share participation									2,660	$ 32,790
Class P-I
Related Party Transaction [Line Items]
Earnout Share participation						$ 3,900
Reclassifications of temporary equity to permanent								$ 3,100	3,090
Earnout Share reclassification to permanent equity
Related Party Transaction [Line Items]
Redeemable noncontrolling interests									$ 700
Restricted stock units
Related Party Transaction [Line Items]
Granted (in shares) | shares					100		2,151	2,126	2,679
Number of shares forfeited (in shares) | shares					100		141	650	296
Greenbacker Capital Management LLC
Related Party Transaction [Line Items]
Base management fees payable, monthly rate								75.00%
Fee related earnings receivable (percent)								75.00%
Related Party
Related Party Transaction [Line Items]
Related party transaction, amount of transaction	$ 2,000
Cash severance		$ 1,300
Professional fees		$ 200
Related Party | Restricted stock units
Related Party Transaction [Line Items]
Granted (in shares) | shares		100
Number of shares forfeited (in shares) | shares		100
Special Unitholder | Related Party
Related Party Transaction [Line Items]
Liquidation performance participation fee, percentage of net proceeds in excess of adjusted capital				0.200
Liquidation performance participation fee payable, term (in days)				30 days
Greenbacker Administration | Related Party
Related Party Transaction [Line Items]
Fee (usd per hour) | uSD_per_hour			200
GROZ | Related Party
Related Party Transaction [Line Items]
Base management fee payable, monthly rate (percent)								0.125%
Base management fee payable, annual rate (percent)								1.50%
GDEV B | Related Party | Minimum
Related Party Transaction [Line Items]
Base management fee payable, annual rate (percent)								1.75%
GDEV B | Related Party | Maximum
Related Party Transaction [Line Items]
Base management fee payable, annual rate (percent)								2.00%
GDEV II | Related Party | Minimum
Related Party Transaction [Line Items]
Base management fee payable, annual rate (percent)								1.50%
GDEV II | Related Party | Maximum
Related Party Transaction [Line Items]
Base management fee payable, annual rate (percent)								2.00%
GREC II | Related Party
Related Party Transaction [Line Items]
Base management fee payable, monthly rate (percent)								1.00%
Base management fee payable, annual rate, amount reduced											0.25%
Reimbursement amount receivable, percent of capital											0.50%
AEC Companies | Related Party
Related Party Transaction [Line Items]
Accounts receivable, net								$ 100	$ 100
Other noncurrent assets								$ 0	$ 100